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                      PRUDENTIAL EUROPE GROWTH FUND, INC.

                        Gateway Center Three, 4th Floor
                              100 Mulberry Street
                            Newark, New Jersey 07102


                                 June 28, 2002




VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


        Re:   Prudential Europe Growth Fund, Inc.
              1933 Act File No.: 33-53151
              1940 Act File No.: 811-7167


Dear Sir or Madam:


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on June 26, 2002.


     If you have any questions concerning this filing, please contact Jonathan
D. Shain at (973)802-6469.


                                        Very truly yours,


                                        /s/ Jonathan D. Shain
                                        ----------------------
                                        Jonathan D. Shain
                                        Secretary